Loss per share (Tables)	12 Months Ended
Mar. 31, 2023
Earnings per share [abstract]
Outstanding potentially dilutive securities	All outstanding potentially dilutive shares could potentially dilute loss per share in the future.

	2023	2022

Issued Common Shares	151,170,305	148,661,312
Weighted average number of Common Shares (basic and diluted)	150,404,130	141,580,917

Net loss per share – basic and diluted	($7.11)	($2.04)